Fair Value Measurements - Additional Information (Detail) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities Fair Value Disclosure	$ 2,000	$ 2,000	$ 2,000
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities Fair Value Disclosure	2,000	2,000	2,000
Preferred Stock Warrant Liability [Member]
Financial Liabilities Fair Value Disclosure	2,000	2,000	2,000
Preferred Stock Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities Fair Value Disclosure	$ 2,000	$ 2,000	$ 2,000